Income taxes - Current and deferred component of income tax expense (benefit) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Current tax expense (benefit)	¥ 193,768,237	$ 28,093,754	¥ 35,315,597	¥ (157,326,719)
Deferred tax expense (benefit)	195,589,376	28,357,794	333,420,104	(142,551,916)
Total income tax expense (benefit)	¥ 389,357,613	$ 56,451,548	¥ 368,735,701	¥ (299,878,635)